Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Rental income	$ 4,178	$ 3,566		$ 14,849	$ 7,716	$ 0
Tenant reimbursement and other property income	223	193		818	441	0
Other income	287	231		962	511	5
Total revenue	4,688	3,990		16,629	8,668	5
EXPENSES:
Property operating expenses	2,165	1,885		8,066	4,477	0
General and administrative expenses	259	305		1,208	575	0
Acquisition expenses	0	27		157	488	0
Depreciation and amortization	1,036	820		3,466	1,771	0
Total expenses	3,460	3,037		12,897	7,311	0
Operating Income	1,228	953		3,732	1,357	5
Interest expense	(888)	(800)		(3,305)	(1,727)	0
Income (loss) before taxes				427	(370)	5
Income tax provision				0	0	(1)
Net income (loss)	340	153		427	(370)	4
Income (loss) allocated to preferred shares	(4)	(4)		(15)	0	0
Income (loss) allocated to non-controlling interest	(332)	(175)		(535)	258	0
Net income (loss) allocable to common shares	$ 4	$ (26)		$ (123)	$ (112)	$ 4
Earnings (loss) per share:
Basic	$ 0.01	$ (0.21)	[1]	$ (0.45)	$ (5.60)	$ 0.20
Diluted	$ 0.00	$ (0.21)	[1]	$ (0.45)	$ (5.60)	$ 0.20
Weighted-average shares:
Basic	345,910	125,495		275,384	20,000	20,000
Diluted	5,620,810	125,495		275,384	20,000	20,000
Dividends declared per common share	$ 0.15	$ 0.15

[1]	The summation of quarterly per share amounts do not equal the full year amounts.